RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due to related parties					$ 232,891
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	0		0		232,891
Service fees					189,125
Service fees paid			3,250		176,125
Service fees	$ 0	$ 37,000	$ 3,250	$ 132,000
Related Party [Member] | Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Due to related parties, remaining balance					$ 13,000